Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases
Leases

The Company leases certain facilities under operating lease agreements. Future minimum lease payments as of December 31, 2014 for noncancelable operating leases that have initial or remaining terms in excess of one year are as follows:

2015	$5.8
2016	5.2
2017	4.3
2018	3.9
2019	3.4
Thereafter	20.6
$43.2

The total rental expense for all operating leases for the years ended December 31, 2014, 2013 and 2012 was $10.2, $12.4 and $8.8, respectively.
Direct rental expense, consisting of rental expense at operating locations, is included in operating expenses, and rental expense for corporate offices is included in selling, general and administrative expenses in the consolidated statements of operations.